4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

4.            FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

4.1.        Overview

In the normal course of its business, the Company is exposed to credit, liquidity and market risks, which are actively managed in conformity to the Financial Risk Management Policy and Strategy Papers (this set called hereafter as “Risk Policy”) and internal guidelines subject to such policy.

The Risk Policy is under the management of the Board of Directors, Risk Management Committee and Financial Risk Management, with clear and defined roles and responsibilities, as follows:

·         The Board of Directors is responsible for approving the Risk Policy and defining the limits of tolerance of the different risks identified as acceptable for the Company on behalf of its shareholders. The current risk policy was reviewed and approved on November 26, 2015, with maturity of two years, which was automatically renewed for the same period since there was no express change;

·         The Financial Risk Management Committee formally and subordinated to the Executive Board, is in charge of the execution of the Risk Policy, which comprises the supervision of the risk management process, planning and verification of the impacts of the decisions implemented, as well as the evaluation and approval of hedging strategies and monitoring the risk exposure levels to ensure compliance with Risk Policy; and

·         The Risk Management area has a crucial role in monitoring, evaluating and reporting of the financial risks taken by the Company.

The Risk Policy does not authorize the Company’s management to contract leveraged derivative transactions and determines that any individual hedge operations (notional amount) must not exceed 2.5% of the Company’s shareholders’ equity. The contracting of derivatives is exclusively for hedge purposes.

a.            Credit risk management

The Company is subject to the credit risk related to trade accounts receivable, marketable securities, derivative contracts and cash and cash equivalents.

Credit risk associated with trade accounts receivable is actively managed through the use of specific systems. Furthermore, it should be noted the diversification of the customer portfolio and the concession of credit to customers with good financial and operational conditions. The Company does not usually require collateral for sales to customer, and has a contracted credit insurance policy for specific markets.

Credit risk associated with marketable securities, cash and cash equivalents and derivative contracts is limited to the counterparties listed below and is managed according to the rating and concentration of the Company’s portfolio.

On December 31, 2017, the Company had financial investments over R$100.0 at the following financial institutions: Banco Bradesco, Banco do Brasil, Banco HSBC, Banco Itaú, Banco Safra, Banco Santander, Caixa Econômica Federal, Citbank and JP Morgan.

The Company also held derivative contracts with the following financial institutions: Banco Bradesco, Banco do Brasil, Banco Itaú, Banco Santander, Banco Votorantim, Citibank, Deutsche Bank, Merrill Lynch, Morgan Stanley e Rabobank.

b.            Liquidity risk management

Liquidity risk management aims to reduce the impacts caused by events which may affect the Company’s cash flow. Thus, the Company utilizes the following metrics:

·         Cash Flow at Risk (“CFaR”), which aims to statistically estimates the cash flows for the next 12 months and the Company’s liquidity exposure. The Company determined that the minimum cash available should be equivalent mainly to the average monthly billing and Earning Before Income, Tax, Depreciation and Amortization (“EBITDA”) for the last twelve-month period; and

·         Value at Risk ("VaR") is used to measure the risk of variations in the fair value of the derivatives, determining statistically the potential maximum adjustments in intervals of 1 to 21-days.

The Company maintains its leverage levels in order to avoid any impact to its ability to settle commitments and obligations. As a guideline, the majority of the debt should be in long-term. On December 31, 2017, the long-term debt portion accounted for 75.4% (82.9% as of December 31, 2016) of the total outstanding debt with an average term greater than 4 years.

The table below summarizes the commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.17
	Book value	Cash flow contracted	2018	2019	2020	2021	2022	2023 onwards
Non derivative financial liabilities
Loans and financing	11,410.7	11,953.8	4,533.2	4,459.4	1,337.1	99.5	720.7	803.9
BRF bonds	4,479.2	5,262.4	662.3	143.0	143.0	143.0	2,508.2	1,663.0
BFF bonds	292.2	336.4	20.6	20.6	295.1	-	-	-
BRF GMBH bonds	1,628.9	2,301.5	71.9	71.9	71.9	71.9	71.9	1,941.8
Quickfood bonds	168.0	265.9	57.5	89.5	60.6	43.6	14.7	-
SHB bonds	2,465.4	3,247.0	117.8	117.8	117.8	117.8	117.8	2,657.8
Trade accounts payable	6,445.5	6,445.5	6,445.5	-	-	-	-	-
Supply chain finance	715.2	715.2	715.2	-	-	-	-	-
Financial lease	232.6	352.8	72.5	63.5	45.4	29.4	24.4	117.6
Operational lease	-	655.6	374.9	76.8	44.6	34.5	31.7	93.0

Derivative financial liabilities
Financial instruments designated as cash flow hedge
Swap (Interest rate and exchange rate)	166.3	166.4	166.1	0.3	-	-	-	-
Currency derivatives (NDF)	6.8	10.3	10.3	-	-	-	-	-
Commodities derivatives - Corn (NDF)	4.6	5.0	5.0	-	-	-	-	-
Commodities derivatives - Soybean meal (NDF)	3.0	3.0	3.0	-	-	-	-	-
Commodities derivatives - Soybean oil (NDF)	0.1	0.1	0.1	-	-	-	-	-
Currency derivatives (options)	25.9	0.5	0.5	-	-	-	-	-
Commodities derivatives - Corn (NDF)	0.6	-	-	-	-	-	-	-
Commodities derivatives - Soybean (Options)	1.5	0.2	0.2	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives (NDF)	2.0	9.4	9.4	-	-	-	-	-
Currency derivatives (Future)	0.2	0.2	0.2	-	-	-	-	-
Swap (index / currency / stocks)	86.5	86.4	57.6	28.8	-	-	-	-
Commodities derivatives (Future)	2.0	-	-	-	-	-	-	-

c.            Interest rate risk management

Interest rates risk is the one the Company incurs in economic losses resulting from changes in these rates, which could affect its assets and liabilities.

The Company’s Risk Policy does not restrict exposure to different interest rates, neither establishes limits for fixed or floating rates. However, the Company continually monitors the market interest rates, in order to evaluate any need to enter into hedging transaction to protect from the exposure to fluctuation of such rates and manage the mismatch between its financial investments and debts. In these transactions, the Company enters into contracts that exchange floating rate for fixed rate or vice-versa. Such transactions were designated by the Company as cash flow hedge.

The Company’s indebtedness is essentially tied to the London Interbank Offered rate ("LIBOR"), fixed coupon (“R$ and USD”), Interbank Deposit Certificate (“CDI”) and Amplified Consumer Price Index (“IPCA”). In case of adverse changes in the market that result in LIBOR, CDI and IPCA hikes, the cost of the floating indebtedness rises and on the other hand, the cost of the fixed indebtedness decreases in relative terms.

With regards to the Company's marketable securities, the main index is the Interbank Deposit Certificate ("CDI") for investments in Brazil and fixed coupon (“USD”) for investments in the Foreign market.

d.            Foreign exchange risk management

Foreign exchange risk is the one related to variations of foreign exchange rates that may cause the Company to incur unexpected losses, leading to a reduction of assets or an increase in liabilities.

The Risk Policy is intended to protect the Company's results from these variations, in order to:

·         Protect operating revenues and costs that are related to transactions arising from commercial activities, such as estimated exports and purchases of raw materials, utilizing hedging instruments, that is, to protect its future cash flow denominated in foreign currency; and

·         Manage assets and liabilities denominated in foreign currencies in order to protect the balance sheet of the Company, through the use of over-the-counter and futures transactions.

The Company’s consolidated financial statements are mainly impacted by the following currencies: Argentine Peso, Baht, Yen, Dirham, Euro, Kwait Dinar, Pound Sterling, Riyal Saudi Arabia, Riyal Qatar, Turkish Lira and U.S. Dollar.

Assets and liabilities denominated in foreign currency are as follows, summarized in Brazilian Reais:

	12.31.17	12.31.16

Cash and cash equivalents	278.1	27.7
Trade accounts receivable	862.2	1,512.4
Trade accounts payable	31.4	(707.3)
Loans and financing	(6,136.4)	(5,425.2)
Hedge	3,049.7	3,477.7
Investments, net	1,985.7	441.8
Other assets and liabilities, net	(15.3)	74.8
	-	-
Foreign exchange exposure	55.4	(598.3)

The net exposure is mainly composed of the following currencies:

		31.12.17		31.12.16
Net P&L Exposure	in thousands	Equivalent in thousands of R$	in thousands	Equivalent in thousands of R$

Argentine Pesos	1,066.3	187.1	497.6	102.3
Euros	(41.0)	(162.8)	26.6	91.4
Pound Sterling	2.9	13.1	12.1	48.9
Yen	1,309.7	38.5	2,953.8	82.5
Rubles	1,334.3	76.6	-	-
Turkish Liras	(391.2)	(342.4)	-	-
U.S. Dollars	74.2	245.3	(283.3)	(923.3)
Total		55.4		(598.3)

The Company’s foreign subsidiaries have amounts denominated in Brazilian Reais registered as trade accounts payable, which reduces the exposure to liabilities in foreign currencies registered in Brazil. On December 31, 2017, this effect overcame the amount of trade accounts payable in foreign currencies registered in Brazil, generating an inversion of the trade accounts payable exposure when compared to December 31, 2016. In other situations, this dynamic may also occur for cash and cash equivalents.

The investments, net line item is comprised of natural hedges derived from assets and liabilities of foreign subsidiaries with the Brazilian Reais as functional currency.

The Company has a foreign exchange exposure that impacts shareholders’ equity equivalent to R$5,519.3 on December 31, 2017 (R$4,348.1 on December 31, 2016). This exposure does not contemplate the effects of the financial instruments designated as hedging instruments presented in the note 4.2.1, whose changes in fair value present a temporary effect on shareholders’ equity until the hedge transaction occurs.

e.            Commodity price risk management

In the normal course of its operations, the Company purchases commodities, mainly corn, soymeal, soybean oil and live hog, which are some of the individual components of production cost.

Corn, soybean meal and soybean oil prices are subject to volatility resulting from weather conditions, crop yield, transportation and storage costs, government’s agricultural policy, foreign exchange rates and the prices of these commodities on the international market, among others factors. The prices of hog acquired from third parties are subject to market conditions and are influenced by internal availability and levels of demand in the international market, among other aspects.

The Risk Policy establishes limits for hedging the corn, soybean meal and soybean oil prices purchase flow, aiming to reduce the impact resulting from a price increase of these raw materials, and may utilize derivative instruments or inventory management for this purpose.

f.             Capital management

The Company’s definition of the adequate capital structure is essentially associated with (i) cash strength as a tolerance factor to liquidity volatility, (ii) financial leverage and (iii) maximization of the opportunity cost of capital.

The cash and liquidity strategy takes into consideration the historical scenarios of volatility of results as well as simulations of sectorial and systemic crises and is based on permitting the resilience in scenarios of restricted access to capital.

Financial leverage aims the balance between the different sources of funding and their conditions of allocation in order to maximize the opportunity cost to BRF in its business expansion initiatives. Moreover, the objective of maintaining the investment grade disciplines the weighting of using own and third party capital.

The Company monitors debt levels and net debt, which are shown below:

	12.31.17			12.31.16
	Current	Non-current	Total	Total
Foreign currency debt	(1,438.6)	(9,662.8)	(11,101.3)	(10,318.7)
Local currency debt	(3,592.8)	(5,750.3)	(9,343.0)	(8,643.6)
Other financial liabilities	(299.5)	-	(299.5)	(529.6)
Gross debt	(5,330.9)	(15,413.1)	(20,743.8)	(19,491.9)

Marketable securities and cash and cash equivalents	6,239.3	568.8	6,808.1	7,506.9
Other financial assets	90.5	-	90.5	198.0
Restricted cash	127.8	407.8	535.6	645.9
Net debt	1,126.7	(14,436.5)	(13,309.6)	(11,141.1)

4.2.        Derivative and non-derivative financial instruments designated as hedge accounting

As established by IAS 39, the Company applies hedge accounting to its derivative instruments classified as cash flow hedge of highly probable forecasted transactions and fair value hedge of firm commitments, in accordance with the Risk Policy. The cash flow hedge consists of hedging the exposure to variations of the cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit and loss. The fair value hedge of a firm commitment is a protection against fluctuations of a specific type of risk associated to a firm agreement to exchange a determined quantity for a determined price in a specific date, or in specific future determined dates.

The Risk Policy has also the purpose of determining parameters for using financial instruments, including derivatives, which are designated as protection to operating and financial assets and liabilities, which are exposed to the variations of foreign exchange rates, the fluctuation of interest rates and changes to commodity prices. The Risk Management Committee is responsible for ensuring compliance to the requirements established by the Company’s Risk Policy, supported by the Market Risk Management area.

The Company formally designated its operations for hedge accounting treatment for the derivative financial instruments to protect cash flows and export revenues by documenting:

·         The relationship of the hedge;

·         The objective and risk management strategy of the Company to enter into a hedge transaction;

·         The identification of the financial instrument;

·         The hedge object or transaction;

·         The nature of the risk to be hedged;

·         The description of the hedge relationship;

·         The demonstration of the correlation between the hedge transaction and the hedge object, when applicable; and

·         The prospective demonstration of the effectiveness of the hedge.

The transactions for which the Company has designated cash flow hedge accounting are highly probable and present an exposure to variations in cash flow that could affect profit and loss. The transactions for which the Company has designated fair value hedge accounting are firm commitments that present an exposure to variations in the fair value that could affect profit and loss.

The instruments hired for these hedge relations are highly effective in protecting the variations of the fair value or cash flow attributable to the hedged risk. The prospective and retrospective effectiveness tests are prepared at each period end, following the criteria demonstrated below:

·         The prospective test is based on the comparison between the critical terms of the hedging instruments and of the hedged items. The hedged items (future monthly export sales or firm commitments) and the hedge instruments have the same critical terms, as follows:

·         Both fair values change due to the exchange rate or commodities prices variation (spot or forward rate method);

·         Their notional amounts are similar; and

·         Their maturities are identical, both the hedged item and the settlement of the financial instrument will occur at the same period.

·         The retrospective test is based on the comparison of the accumulated variation since the inception between the fair value of the hedging instrument and the fair value of the hedged item. The actual effectiveness of the hedge relation is assessed on the instruments settlement date, by comparing the accumulated change of the expected revenues with the actual gains or losses realized on the financial instrument.

The Company, within its hedge accounting strategy, utilizes the following financial instruments:

a.            Non-deliverable forwards – NDF

Non-deliverable forward contract is the future commitment to purchase or sell certain currencies or commodities on a certain date in the future for a predetermined price. This contract does not require physical settlement of contracted positions, but the financial settlement of the difference between the settlement price and the predetermined price of the contract.

b.            Interest rate and currency swap

Similar to a non-deliverable forward contract, the swap is the future commitment to buy or sell certain interest rates or currency at a specified date in the future for a predetermined price. The particularity in this type of transaction is the possibility to exchange cash flows on several dates. The Company contracts swaps that do not require the physical settlement of contracted positions, but the financial settlement of the difference between the settlement price and the price established in the contract.

c.            Options

A put option (“PUT”) gives to the holder (option holder) the right to buy an asset at a certain price (strike) at certain future date (the exercise date). A call option (“CALL”) gives to the holder the right to sell an asset at a certain price at a certain future date. In addition, there is a possibility of buying (premium disbursement, with rights) or selling (premium receiving, with obligations).

d.            Export prepayments – PPEs

The Company utilizes the exchange rates variation of export prepayments contracts (“PPEs”) as a hedge instrument for the highly probable future sales in foreign currency.

e.            Senior unsecured notes – Bonds

The Company designates part of the transactions involving Senior Unsecured Notes as hedge accounting for its highly probable future sales in foreign currency.

4.2.1 Breakdown of the balances of derivative financial instruments

The positions of outstanding derivative financial instruments are as follows:

			12.31.17		12.31.16
Instrument	Hedge object	Reference currency (notional)	Reference value (notional)	Fair value (1)	Reference value (notional)	Fair value (1)
Financial instruments designated as hedge accounting
NDF - U.S. Dollar sale	Currency	US$	208.4	(3.7)	106.9	6.6
NDF - Euro sale	Currency	EUR	15.0	(0.6)	145.0	56.9
NDF - Pound Sterling sale	Currency	GBP	25.0	(0.9)	34.0	11.1
Currency swap - U.S. Dollar	Currency	BRL	250.0	(153.2)	250.0	(150.8)
Interest rate swap - U.S. Dollar	Interest	US$	100.0	(2.5)	200.0	(11.3)
Options - U.S. Dollar	Currency	US$	361.8	(2.6)	1,322.0	66.8
Options - Euro	Currency	EUR	-	-	80.0	16.9
NDF - Commodities purchase	Commodities	Ton/US$	598.5	(7.5)	85.0	(0.9)
NDF - Commodities sale	Commodities	Ton/US$	77.7	1.8	308.6	1.8
Future - B3	Commodities	Ton/US$	99.1	0.3	32.0	-
Options (Collar) - Commodities	Commodities	Ton/US$	49.9	(1.5)	-	-
Interest rate swap - U.S. Dollar	Interest	US$	200.0	(10.8)	200.0	(22.0)
NDF - U.S. Dollar sale	Currency	US$	80.0	(0.4)	-	-
Options - U.S. Dollar	Currency	US$	40.0	0.2	-	-
Fixed exchange rate - U.S. Dollar	Currency	US$	-	-	0.8	(0.1)
Fixed exchange rate - Euro	Currency	EUR	-	-	6.6	(0.2)
Fixed exchange rate - Pound Sterling	Currency	GBP	-	-	6.6	-
Total				(181.4)		(25.2)

Financial instruments not designated as hedge accounting
NDF - Purchase of U.S. Dollar	Currency	US$	800.0	(2.0)	680.0	(82.5)
NDF - Purchase of Euro	Currency	EUR	30.0	0.2	-	-
Currency swap - U.S. Dollar	Currency	US$	50.0	1.3	222.0	(200.8)
Currency swap - Euro	Currency	EUR	-	-	13.8	(17.7)
Interest rate - R$	Interest	BRL	549.0	23.9	50.0	0.4
Interest rate - U.S. Dollar	Interest	US$	8.3	-	-	-
Stock swap (2)	Stock	BRL	510.1	(86.4)	-	-
Future - B3	Currency	US$	36.0	(0.2)	150.0	(5.2)
NDF - Purchase of Euro	Currency	EUR	550.0	36.2	300.0	(0.5)
Options -Turkish Lira	Currency	US$	50.0	(0.6)	-	-
Fixed exchange rate - US$	Currency	US$	-	-	0.8	-
Total				(27.6)		(306.3)

Total				(209.0)		(331.5)

(1)     The fair value determination method used by the Company consists of calculating the future value based on the contracted conditions and determining the present value based on market curves, obtained from the database of Bloomberg, Reuters, Brazil Central Bank and B3.

(2)     Total Return Swap asset in BRF’s stocks and liability in percentage of CDI.

a.            Non-deliverable forwards – NDF

 i.             Currency non-deliverable forwards - NDF

The position of the currency non-deliverable forward – NDF, by maturity, as well as the weighted average exchange rates and the fair value, are presented as follows:

12.31.17
SHORT	R$ x US$			R$ x EUR			R$ x GBP
Maturities	Notional (US$)	Average rate	Fair value	Notional (EUR)	Average rate	Fair value	Notional (GBP)	Average rate	Fair value
Financial instruments designated as cash flow hedge
January 2018	130.0	3.2891	(3.2)	15.0	3.9244	(0.6)	10.0	4.3710	(0.9)
February 2018	78.4	3.3128	(0.5)	-	-	-	15.0	4.4690	-
	208.4	3.2980	(3.7)	15.0	3.9244	(0.6)	25.0	4.4298	(0.9)

LONG	US$ x R$			EUR x R$
Maturities	Notional (US$)	Average rate	Fair value	Notional (EUR)	Average rate	Fair value
Financial instruments not designated as hedge accounting
March 2018	800.0	3.3381	(2.0)	30.0	4.0000	0.2
	800.0	3.3381	(2.0)	30.0	4.0000	0.2
SHORT	R$ x US$
Maturities	Notional (US$)	Average rate	Fair value
Financial instruments designated as cash flow hedge
January 2018	20.0	3.3238	0.2
February 2018	40.0	3.3059	(0.7)
March 2018	20.0	3.3340	-
	80.0	3.3174	(0.4)
LONG	US$ x EUR
Maturities	Notional (EUR)	Average rate	Fair value
Financial instruments not designated as hedge accounting
March 2018	550.0	1.1817	36.2
	550.0	1.1817	36.2

ii.             Commodities non-deliverable forwards – NDF

The position of the commodities non-deliverable forwards – NFD, by maturity, as well as weighted average exchange rates and the fair value, are presented as follows:

12.31.17
LONG - Soybean meal	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as cash flow hedge
April 2018	10.0	131.80	(0.5)
June 2018	43.0	131.71	(1.7)
July 2018	13.0	129.43	(0.2)
August 2018	8.0	129.82	(0.2)
September 2018	8.0	128.74	(0.2)
November 2018	10.0	128.74	(0.2)
	92.0	130.65	(3.0)

LONG - Corn	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as cash flow hedge
February 2018	36.6	138.10	-
April 2018	320.0	145.12	(4.0)
August 2018	20.0	148.40	(0.1)
November 2018	80.0	152.38	(0.3)
December 2018	35.0	152.26	(0.1)
	491.6	146.42	(4.5)

LONG - Soybean oil	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as cash flow hedge
February 2018	3.0	731.33	-
April 2018	3.0	733.33	-
June 2018	2.0	745.16	-
July 2018	1.0	744.50	-
August 2018	1.0	744.94	-
September 2018	2.0	741.63	-
November 2018	3.0	732.74	-
	15.0	737.02	-

SHORT - Corn	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as fair value hedge
June 2018	33.7	149.87	0.6
August 2018	21.0	149.19	0.1
	54.7	149.61	0.7

SHORT - Soybean	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as fair value hedge
February 2018	23.0	367.26	1.1
	23.0	367.26	1.1

b.            Interest rate and currency swap

The position of interest rate and currency swap is presented as follows:

12.31.17
Instrument	Maturity	Assets (Hedged object)	Liabilities (Protected risk)	Notional	Fair value
Financial instruments designated as cash flow hedge

Interest rate	06.18.18	LIBOR 3M + 2.60% p.a.	5.47% p.a.	100.0	(2.5)
Interest rate	02.01.19	LIBOR 6M + 2.70% p.a.	5.90% p.a.	100.0	(5.4)
Interest rate	02.01.19	LIBOR 6M + 2.70% p.a.	5.88% p.a.	100.0	(5.4)
				300.0	(13.3)

Currency swap	05.22.18	R$ + 7.75%	US$ + 1.60%	250.0	(153.0)

					(166.3)

Financial instruments not designated as hedge accounting
Interest rate	01.22.18	LIBOR 6M + 2.82% p.a.	5.86% p.a.	8.3	-
Interest rate - Bond	05.22.18	R$ (Fixed rate of 7.75% p.a.)	68.84% CDI	50.0	0.5
Interest rate	04.02.19	R$ (Fixed rate of 9.61% p.a.)	95.00% CDI	250.0	11.5
Interest rate	04.02.19	R$ (Fixed rate of 9.61% p.a.)	93.54% CDI	249.0	11.9
					23.9

Currency swap	04.12.19	US$ + 2,67% p.a.	110.91% CDI	50.0	1.3

Stock swap	02.05.19	BRFS3	110.00% CDI	510.1	(86.4)
					(61.3)

c.            Options (1)

 i.             Currency options

The Company designates as a cash flow hedge or fair value hedge only the variation in the intrinsic value of its options, recognizing the time value of the premium in the financial result. If the hedge is not effective and the option is not exercised due to devaluation of the Brazilian Real, the losses related to the options will be registered as financial expenses in the statement of income.

The Company has designated transactions involving options denominated collar where there is a purchase of a put option ("PUT") and a sale of a call option ("CALL"), simultaneously, such that the premium paid for the call is compensated by the premium received in the put.

When the market price of any of the options is not available in an active market, the fair value is based on an option pricing model (Black-Scholes or Binomial).

(1)        The average rates of options contracts may not reflect the expected final result, such as those presented in the table of sensitivity analysis, since its consists of several transactions.

12.31.17
R$ x US$
Type	Maturities	Notional (US$)	Average US$	Fair value

Financial instruments designated as cash flow hedge
Collar - Call (Sale)	January 2018	(60.0)	3.4500	(2.0)
Collar - Put (Purchase)	January 2018	60.0	3.1900	0.9
Collar - Call (Sale)	February 2018	(61.8)	3.3660	(3.2)
Collar - Put (Purchase)	February 2018	61.8	3.2501	2.2
Collar - Call (Sale)	March 2018	(100.0)	3.4074	(5.6)
Collar - Put (Purchase)	March 2018	100.0	3.2894	6.0
Collar - Call (Sale)	April 2018	(40.0)	3.4393	(2.6)
Collar - Put (Purchase)	April 2018	40.0	3.3025	3.0
Collar - Call (Sale)	June 2018	(40.0)	3.4745	(3.3)
Collar - Put (Purchase)	June 2018	40.0	3.2250	2.3
Collar - Call (Sale)	July 2018	(20.0)	3.4930	(1.9)
Collar - Put (Purchase)	July 2018	20.0	3.3100	2.0
Collar - Call (Sale)	August 2018	(20.0)	3.5280	(2.0)
Collar - Put (Purchase)	August 2018	20.0	3.2900	1.9
Collar - Call (Sale)	September 2018	(20.0)	3.5380	(2.2)
Collar - Put (Purchase)	September 2018	20.0	3.2800	1.9
		-		(2.6)

12.31.17
R$ x US$
Type	Maturities	Notional (US$)	Average US$	Fair value

Financial instruments designated as cash flow hedge
Collar - Call (Sale)	April 2018	(20.0)	3.4500	(1.3)
Collar - Put (Purchase)	April 2018	20.0	3.2600	1.1
Collar - Call (Sale)	June 2018	(20.0)	3.4857	(1.7)
Collar - Put (Purchase)	June 2018	20.0	3.3300	2.1
		-		0.2

12.31.17
TRY x US$
Type	Maturities	Notional (US$)	Average US$	Fair value

Financial instruments not designated as hedge accounting
Collar - Call (Sale)	June 2018	(50.0)	4.4342	(2.0)
Collar - Put (Purchase)	June 2018	50.0	3.6960	1.4
				(0.6)

ii.             Soybean meal options

12.31.17
Soybean meal		Quantity	Average rate	Fair value
Type	Maturities	Ton	US$/Ton
Financial instruments designated as cash flow hedge
Collar - Call (Purchase)	February 2018	10.0	142.91	-
Collar - Put (Sale)	February 2018	(10.0)	122.04	(0.2)
Collar - Call (Purchase)	April 2018	20.0	146.65	0.1
Collar - Put (Sale)	April 2018	(20.0)	125.39	(0.7)
Collar - Call (Purchase)	June 2018	10.0	145.07	0.2
Collar - Put (Sale)	June 2018	(10.0)	126.18	(0.5)
Collar - Call (Purchase)	July 2018	10.0	141.14	0.2
Collar - Put (Sale)	July 2018	(10.0)	129.72	(0.7)
				(1.6)

4.2.2 Breakdown of the balances of non-derivative financial instruments

The position of non-derivative financial instruments designated as cash flow hedge is presented as follows:

			12.31.17		12.31.16
Hedge Instrument	Hedge object	Reference currency (notional)	Value (notional)	Fair value (1)	Value (notional)	Fair value (1)

Export prepayment - PPEs	Exchange rate	USD	208.3	689.2	300.0	977.7
Senior unsecured notes - Bonds	Exchange rate	USD	268.7	990.3	268.7	977.2
			-	-	-	-
			477.0	1,679.5	568.7	1,954.9

(1)     Reference value converted by FX rate in effect at year-end or partial repeal dates. This amount set forth the total that may impact the Company’s shareholders’ equity.

a.            Export prepayments – PPEs

The position of PPEs designated as cash flow hedge is presented as follows:

12.31.17
Hedge Instrument	Type of risk hedged	Maturities	Notional (US$)	Average rate	Fair value (1)

Export prepayment - PPE	US$ (E.R.)	01.2018 to 02.2019	208.3	1.8643	689.2

(1)       Reference value converted by the Ptax rate at the end of the year or partial revocation dates. This amount set forth the total that may impact the Company's shareholders' equity.

b.            Senior unsecured notes – Bonds

The position of bonds designated as cash flow hedge is presented as follows:

12.31.17
Hedge Instrument	Type of risk hedged	Maturities	Notional (US$)	Average rate	Fair value (1)

BRF SA BRFSBZ5	US$ (E.R.)	06.2022	118.7	2.0213	494.1
BRF SA BRFSBZ3	US$ (E.R.)	05.2023	150.0	2.0387	496.2

			268.7	2.0310	990.3

(1)       Reference value converted by the Ptax rate at the end of the year or partial revocation dates. This amount set forth the total that may impact the Company's shareholders' equity.

4.3.        Gains and losses of derivative and non-derivative financial instruments

The unrealized gains and losses of derivative and non-derivative financial instruments designated as cash flow hedge while unrealized are recorded as a component of other comprehensive income, as set forth below:

	Shareholders' Equity
	12.31.17	12.31.16
Derivatives designated as cash flow hedges
Foreign exchange risks	(162.5)	(29.2)
Interest risks	(8.5)	(25.9)
Commodity risks	(10.6)	3.4
	(181.6)	(51.7)

Non derivatives designated as cash flow hedges
Foreign exchange risks	(682.1)	(812.0)

Gross losses	(863.7)	(863.7)
Deferred taxes on losses	291.5	287.7
OCI recognized by subsidiaries	-	-
Losses, net of taxes	(572.2)	(576.0)

Change in gross losses	-	820.0
Income taxes on financial instruments adjustments	3.8	(272.7)
OCI recognized by subsidiaries	-	-
Impact in other comprehensive income	3.8	547.3

In the year ended December 31, 2017, the realized gains and losses with derivative and non-derivative financial instruments designated as cash flow hedge resulted in a gain of R$196.1 (gain of R$707.2 in the year ended December 31, 2016), composed by a gain amounting to R$176.6 (gain of R$671.3 in the year ended December 31, 2016) recorded as gross revenues and costs of products sold and a gain of R$19.5 (gain of R$35.9  in the year ended December 31, 2016) recorded in the financial result.

In the year ended December 31, 2017, the realized gains and losses with derivative financial instruments designated as fair value hedge resulted in a gain of R$34.5 (nil effect in the year ended December 31, 2016) recorded as costs of products sold.

4.4.        Breakdown of financial instruments by category – except derivatives

	12.31.17
	Loans and receivables	Available for sale	Trading securities	Held to maturity	Financial liabilities	Total
Assets
Amortized cost
Cash and bank accounts	1,670.1	-	-	-	-	1,670.1
Marketable securities	-	-	-	257.0	-	257.0
Restricted cash	-	-	-	535.6	-	535.6
Trade accounts receivable	3,925.3	-	-	-	-	3,925.3
Other credits	229.5	-	-	-	-	229.5
Other receivables	28.9	-	-	-	-	28.9
Fair value	-	-	-	-	-	-
Cash equivalents	-	-	4,340.7	-	-	4,340.7
Marketable securities	-	344.3	196.0	-	-	540.3
	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-
Amortized cost	-	-	-	-	-	-
Trade accounts payable	-	-	-	-	(6,445.5)	(6,445.5)
Supply chain finance	-	-	-	-	(715.2)	(715.2)
Loans and financing	-	-	-	-	-	-
Local currency	-	-	-	-	(9,343.0)	(9,343.0)
Foreign currency	-	-	-	-	(11,101.3)	(11,101.3)
Finance lease payable	-	-	-	-	(232.6)	(232.6)
	5,853.8	344.3	4,536.7	792.6	(27,837.6)	(16,310.2)

	12.31.16
	Loans and receivables	Available for sale	Trading securities	Held to maturity	Financial liabilities	Total
Assets
Amortized cost
Cash and bank accounts	1,730.4	-	-	-	-	1,730.4
Marketable securities	-	-	-	255.5	-	255.5
Restricted cash	-	-	-	645.8	-	645.8
Trade accounts receivable	3,095.8	-	-	-	-	3,095.8
Other credits	335.5	-	-	-	-	335.5
Other receivables	74.2	-	-	-	-	74.2
Fair value	-	-	-	-	-	-
Cash equivalents	-	-	4,626.5	-	-	4,626.5
Marketable securities	-	623.3	271.2	-	-	894.5
	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-
Amortized cost	-	-	-	-	-	-
Trade accounts payable	-	-	-	-	(5,839.8)	(5,839.8)
Supply chain finance	-	-	-	-	(1,335.6)	(1,335.6)
Loans and financing	-	-	-	-	-	-
Local currency	-	-	-	-	(8,643.7)	(8,643.7)
Foreign currency	-	-	-	-	(10,318.7)	(10,318.7)
Finance lease payable	-	-	-	-	(216.8)	(216.8)
Fair value	-	-	-	-	-	-
Loans and financing - NCE	-	-	-	-	-	-
	5,235.9	623.3	4,897.7	901.3	(26,354.6)	(14,696.4)

4.5.        Determination of the fair value of financial instruments

The Company discloses its financial assets and liabilities at fair value, based on the appropriate accounting pronouncements, which refers to concepts of valuation and disclosure requirements.

Particularly related to the disclosure, the Company applies the hierarchy requirements set out in IFRS 13, which involves the following aspects:

·         The fair value is the price that an asset could be exchanged and a liability could be settled, between knowledgeable willing parties in an arm’s length transaction; and

·         Hierarchy on 3 levels for measurement of the fair value, according to observable inputs for the valuation of an asset or liability on the date of its measurement.

The valuation established on 3 levels of hierarchy for measurement of the fair value is based on observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while non-observable inputs reflect the Company’s valuation technics. These 2 types of inputs create the hierarchy of fair value set forth below:

·         Level 1 – Prices quoted (unadjusted) for identical instruments in active markets. Investments in credit linked notes, private securities, Financial Treasury Bills (“LFT”) and stocks are classified at level 1 of the fair value hierarchy.

·         Level 2 – Prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. Investments in Bank Deposit Certificates (“CDB”) and derivatives are classified at level 2, since the determination of fair value is based on the price quotation widely accepted in the markets. Readily observable market inputs are used, such as interest rate forecasts, volatility factors and foreign currency rates.

·         Level 3 – Instruments whose significant inputs are non-observable. The Company does not have financial instruments in this classification.

The table below presents the overall classification of financial assets and liabilities according to the valuation hierarchy. For the year ended on December 31, 2017, there were no changes between the 3 levels of hierarchy.

	12.31.17
	Level 1	Level 2	Level 3	Total
Assets
Financial assets
Available for sale
Credit linked notes	15.4	-	-	15.4
Public securities	-	-	-	-
Stocks	328.8	-	-	328.8
Held for trading
Financial treasury bills	166.3	-	-	166.3
Investment funds	29.7	-	-	29.7
Other financial assets
Derivatives designed as hedge accounting	-	27.5	-	27.5
Derivatives not designated as hedge accounting	-	63.1	-	63.1
	540.2	90.6	-	630.8
Liabilities
Financial liabilities
Other financial liabilities
Derivatives designed as hedge accounting	-	(208.8)	-	(208.8)
Derivatives not designated as hedge accounting	-	(90.7)	-	(90.7)
	-	(299.5)	-	(299.5)

	12.31.16
	Level 1	Level 2	Level 3	Total
Assets
Financial assets
Available for sale
Credit linked notes	187.4	-	-	187.4
Public securities	56.4	-	-	56.4
Stocks	379.5	-	-	379.5
Held for trading
Bank deposit certificates	-	48.4	-	48.4
Financial treasury bills	180.5	-	-	180.5
Investment funds	42.3	-	-	42.3
Other financial assets	-	-	-	-
Derivatives designed as hedge accounting	-	197.5	-	197.5
Derivatives not designated as hedge accounting	-	0.5	-	0.5
	846.1	246.4	-	1,092.5
Liabilities
Financial liabilities
Other financial liabilities
Derivatives designed as hedge accounting	-	(222.8)	-	(222.8)
Derivatives not designated as hedge accounting	-	(306.8)	-	(306.8)
	-	(529.6)	-	(529.6)

4.6.        Comparison between book value and fair value of financial instruments

Except for the items presented below, the book value of all other financial instruments approximate fair value. The fair value of financial instruments presented below was based in prices observed in active markets, level 1 of the hierarchy for fair value measurement.

		12.31.17		12.31.16
	Maturity	Book value	Fair value	Book value	Fair value
BRF bonds
BRF SA BRFSBZ5	2022	(369.6)	(406.7)	(364.0)	(415.1)
BRF SA BRFSBZ4	2024	-	-	(2,424.1)	(2,404.4)
BRF SA BRFSBZ3	2023	(1,608.3)	(1,578.7)	(1,568.1)	(1,567.4)
BRF SA BRFSBZ7	2018	(503.8)	(502.4)	(502.9)	(475.9)
BRF SA BRFSBZ2	2022	(1,997.5)	(1,974.5)	(1,729.1)	(1,795.8)

BFF bonds
Sadia Overseas BRFSBZ7	2020	(292.2)	(299.9)	(287.2)	(308.7)
Sadia bonds
Sadia Overseas BRFSBZ6	2017	-	-	(370.0)	(376.7)
Bonds BRF - SHB
BRF SA BRFSBZ4	2024	(2,465.4)	(2,427.8)	-	-
Bonds BRF Gmbh
BRF SA BRFSBZ4	2026	(1,628.9)	(1,553.1)	(1,606.6)	(1,538.8)
Quickfood bonds
Quickfood	2022	(168.0)	(168.0)	(144.5)	(144.5)
Total		(9,033.7)	(8,911.1)	(8,996.5)	(9,027.3)

4.7.        Table of sensitivity analysis

In preparation of the sensitivity analysis, Management considered the derivative financial instruments used to mitigate the currency risk and commodities as relevant market risks that could impact the Company's results. Currently, Management believes that fluctuations in interest rates do not significantly affect its financial results, since it has fixed through derivative financial instruments (interest rate swap), a considerable part of its floating debt.

The table below presents the possible impacts of derivative and non-derivative financial instruments considering scenarios of appreciation and depreciation of the main traded currencies by the Company with respect to its functional currency (Brazilian Real) and changes in corn prices on the Chicago Board of Trade (“CBOT”). The amount of exports utilized corresponds to notional value of derivative financial instruments entered into in order to hedge highly probable transactions.

Quantitative and qualitative information used in preparing these analyzes are based on the position for the year ended December 31, 2017. Future results may differ significantly from those estimates amounts, if the reality becomes different from the assumptions used.

		3.3080	2.9772	2.4810	4.1350	4.9620
Parity - Brazilian Reais x U.S. Dollar		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(1.3)	94.1	237.2	(239.9)	(478.4)
Options - currencies	Devaluation of R$	0.7	115.1	313.6	(277.9)	(608.7)
Export prepayments	Devaluation of R$	(300.8)	(231.9)	(128.5)	(473.1)	(645.4)
Bonds	Devaluation of R$	(343.1)	(254.2)	(120.9)	(565.3)	(787.4)
Swaps	Devaluation of R$	(157.8)	(117.0)	(55.9)	(259.8)	(361.7)
Exports (object)	Appreciation of R$	802.2	396.2	(240.0)	1,810.1	2,870.3
Cost (object)	Appreciation of R$	0.1	(2.3)	(5.6)	5.8	11.3
Not designated as hedge accouting
NDF - Purchase	Appreciation of R$	(24.1)	(288.7)	(685.7)	637.5	1,299.1
Futures purchase - B3	Appreciation of R$	(0.2)	(12.1)	(30.0)	29.6	59.3
Net effect		(24.3)	(300.8)	(715.8)	667.0	1,358.4

		3.9693	3.5724	2.9770	4.9616	5.9540
Parity - Brazilian Reais x Euro		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(0.7)	5.3	14.2	(15.6)	(30.4)
Exports (object)	Appreciation of R$	0.7	(5.3)	(14.2)	15.6	30.4
Not designated as hedge accouting
NDF - Purchase EUR x US$	Devaluation of R$	33.1	(185.2)	(512.7)	578.9	1,124.7
NDF - Purchase	Devaluation of R$	(0.9)	(12.8)	(30.7)	28.8	58.6
Net effect		32.2	(198.0)	(543.4)	607.7	1,183.3

		4.4714	4.0243	3.3536	5.5893	6.7071
Parity - Brazilian Reais x GBP		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(1.0)	10.1	26.9	(29.0)	(56.9)
Exports (object)	Appreciation of R$	1.0	(10.1)	(26.9)	29.0	56.9
Net effect		-	-	-	-	-

		143.85	129.47	107.89	179.81	215.78
Price parity CBOT - Corn - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Corn sale	Increase in the price of corn	1.0	3.6	7.6	(5.5)	(12.0)
Non-deliverable forward - Corn purchase	Decrease in the price of corn	(4.2)	(27.6)	(62.7)	54.3	112.8
Cost (object)	Decrease in the price of corn	3.1	23.9	55.1	(48.8)	(100.8)
Net effect		-	-	-	-	-

		127.11	114.40	95.33	158.89	190.66
Price parity CBOT - Soybean meal - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybeal meal purchase	Decrease in the price of soybean meal	(1.1)	(4.9)	(10.7)	8.6	18.3
Soybean meal options	Decrease in the price of soybean meal	(0.2)	(5.6)	(14.3)	6.2	20.8
Cost (object)	Increase in the price of soybean meal	1.3	10.5	25.1	(14.8)	(39.1)
Net effect		-	-	0.1	-	-

		353.38	318.04	265.04	441.73	530.07
Price parity CBOT - Soybean - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybean purchase	Decrease in the price of soybean	(1.1)	(3.7)	(7.8)	5.7	12.4
Cost (object)	Increase in the price of soybean	1.1	3.7	7.8	(5.7)	(12.4)
Net effect		-	-	-	-	-